Accrued Expenses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Accrued Expenses [Abstract]
Accrued Expenses

	September 30, 2012	December 31, 2011
Accrued professional fees	$78	$702
Accrued compensation	273	4
Dividend on preferred stock payable	290	56
Accrued other	272	156

Total	$913	$918

	December 31, 2011	December 31, 2010
Accrued professional fees	$702,106	$413,384
Accrued compensation	4,338	4,310
Dividend on preferred stock payable	55,742	191,417
Accrued other	156,174	175,462

Accrued expenses	$918,360	$784,573